Consolidated Statements of Financial Position ¥ in Thousands, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash at bank	¥ 39,598,785	¥ 43,882,127
Restricted cash	11,145,838	26,508,631
Financial assets at fair value through profit or loss	28,892,604	29,089,447
Financial assets at amortized cost	3,011,570	4,716,448
Accounts and other receivables and contract assets	7,293,671	15,758,135
Loans to customers	129,693,954	211,446,645
Deferred tax assets	5,572,042	4,990,352
Property and equipment	180,310	322,499
Investments accounted for using the equity method	2,609	39,271
Intangible assets	874,919	885,056
Right-of-use assets	400,900	754,010
Goodwill	8,911,445	8,911,445
Other assets	1,444,362	1,958,741
Total assets	237,023,009	349,262,807
LIABILITIES
Payable to platform investors	985,761	1,569,367
Borrowings	38,823,284	36,915,513
Bonds payable	0	2,143,348
Current income tax liabilities	782,096	1,987,443
Accounts and other payables and contract liabilities	6,977,118	12,198,654
Payable to investors of consolidated structured entities	83,264,738	177,147,726
Financing guarantee liabilities	4,185,532	5,763,369
Deferred tax liabilities	524,064	694,090
Lease liabilities	386,694	748,807
Convertible promissory notes payable	5,650,268	5,164,139
Optionally convertible promissory notes	0	8,142,908
Other liabilities	1,759,672	2,000,768
Total liabilities	143,339,227	254,476,132
EQUITY
Share capital	75	75
Share premium	32,142,233	32,073,874
Treasury shares	(5,642,768)	(5,642,769)
Other reserves	155,849	2,158,432
Retained earnings	65,487,099	64,600,234
Total equity attributable to owners' of the Company	92,142,488	93,189,846
Non-controlling interests	1,541,294	1,596,829
Total equity	93,683,782	94,786,675
Total liabilities and equity	¥ 237,023,009	¥ 349,262,807